Consolidated Statement of Stockholders' Equity - USD ($) shares in Thousands, $ in Millions		Total	Common Stock Issued	Additional Paid-in Capital	Treasury Stock	Retained Earnings		Accumulated Other Comprehensive Income (Loss)		Non- controlling Interests
Stockholders' Equity, Attributable to Noncontrolling Interest										$ 223
Accumulated other comprehensive income (loss)								$ (3,239)
Increase (Decrease) in Stockholders' Equity
Shares, Issued			378,597
Common stock held in treasury, at cost - 46.8 and 41.6 million shares as of December 31, 2024 and 2023, respectively					41,762
Common Stock, Value, Issued at Dec. 31, 2021			$ 473
Additional Paid in Capital at Dec. 31, 2021				$ 605
Treasury Stock, Value at Dec. 31, 2021					$ (5,183)
Retained Earnings at Dec. 31, 2021						$ 7,858
Beginning Balance at Dec. 31, 2021		$ 737
Beginning Balance, treasury stock (in shares) at Dec. 31, 2021					41,762
Increase (Decrease) in Stockholders' Equity
Net income in stockholders' equity(a)		1,961				1,934	[1]
Net Income (Loss) Attributable to Noncontrolling Interest		27								38	[1]
Other comprehensive income, net of tax, attributable to parent		1,505						(429)	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excludes Redeemable Interests' Share	[1]	1,972
Other comprehensive income, net of tax, attributable to noncontrolling interest		(19)								(9)	[1]
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Non Contolling Interest, Excludes Redeemable Interests' Share	[1]	(438)
Stock-based awards exercised or vested		59		(86)	$ 145
Stock-based awards exercised or vested (in shares)					(1,406)
Shares repurchased (in shares)					779
Repurchases of common stock					$ (100)
Recognition of stock-based compensation		$ 147		147
Dividends declared						(1,566)
Dividends declared per share		$ 4.64
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders										(98)
Dividends, Common Stock, Cash and Decrease from Distributions to Noncontrolling Interest Holders		$ 1,664
Other		(13)		(13)	1	25		(1)		1
Ending Balance at Dec. 31, 2022		700
Common Stock, Value, Issued at Dec. 31, 2022			$ 473
Additional Paid in Capital at Dec. 31, 2022				679
Treasury Stock, Value at Dec. 31, 2022					$ (5,137)
Treasury stock (in shares) at Dec. 31, 2022					41,135
Retained Earnings at Dec. 31, 2022						8,201
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2022		(163)
Stockholders' Equity, Attributable to Noncontrolling Interest										153
Accumulated other comprehensive income (loss)								(3,669)
Increase (Decrease) in Stockholders' Equity
Common stock, shares, Issued			378,597
Common stock held in treasury, at cost - 46.8 and 41.6 million shares as of December 31, 2024 and 2023, respectively					41,135
Net income in stockholders' equity(a)		1,764				1,764	[1]
Net Income (Loss) Attributable to Noncontrolling Interest		0								37	[1]
Other comprehensive income, net of tax, attributable to parent		1,851						87	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excludes Redeemable Interests' Share	[1]	1,801
Other comprehensive income, net of tax, attributable to noncontrolling interest		1								(3)	[1]
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Non Contolling Interest, Excludes Redeemable Interests' Share	[1]	84
Stock-based awards exercised or vested		70		(70)	$ 140
Stock-based awards exercised or vested (in shares)					(1,327)
Shares repurchased (in shares)					1,791
Repurchases of common stock					$ (225)
Recognition of stock-based compensation		$ 165		165
Dividends declared						(1,594)
Dividends declared per share		$ 4.72
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders										(35)
Dividends, Common Stock, Cash and Decrease from Distributions to Noncontrolling Interest Holders		$ (1,629)
Other		102		(104)		3				(1)
Ending Balance at Dec. 31, 2023		1,068
Common Stock, Value, Issued at Dec. 31, 2023		473	$ 473
Additional Paid in Capital at Dec. 31, 2023		878		878
Treasury Stock, Value at Dec. 31, 2023		$ (5,222)			$ (5,222)
Treasury stock (in shares) at Dec. 31, 2023		41,600			41,599
Retained Earnings at Dec. 31, 2023		$ 8,368				8,368
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2023		(152)
Stockholders' Equity, Attributable to Noncontrolling Interest										153
Accumulated other comprehensive income (loss)		$ (3,582)						(3,582)
Increase (Decrease) in Stockholders' Equity
Common stock, shares, Issued		378,600	378,597
Common stock held in treasury, at cost - 46.8 and 41.6 million shares as of December 31, 2024 and 2023, respectively		41,600			41,599
Net income in stockholders' equity(a)		$ 2,578				2,545	[1]
Net Income (Loss) Attributable to Noncontrolling Interest		33								31	[1]
Other comprehensive income, net of tax, attributable to parent		2,361						(184)	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excludes Redeemable Interests' Share	[1]	2,576
Other comprehensive income, net of tax, attributable to noncontrolling interest		(21)								(12)	[1]
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Non Contolling Interest, Excludes Redeemable Interests' Share	[1]	(196)
Stock-based awards exercised or vested		80		(155)	$ 235
Stock-based awards exercised or vested (in shares)					(2,027)
Shares repurchased (in shares)					7,226
Repurchases of common stock					$ (1,000)
Recognition of stock-based compensation		$ 128		128
Dividends declared						(1,636)
Dividends declared per share		$ 4.88
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders										(35)
Dividends, Common Stock, Cash and Decrease from Distributions to Noncontrolling Interest Holders		$ (1,671)
Other		(10)		(11)	1	20				2
Ending Balance at Dec. 31, 2024		975
Common Stock, Value, Issued at Dec. 31, 2024		473	$ 473
Additional Paid in Capital at Dec. 31, 2024		862		$ 862
Treasury Stock, Value at Dec. 31, 2024		$ (5,986)			$ (5,986)
Treasury stock (in shares) at Dec. 31, 2024		46,800			46,798
Retained Earnings at Dec. 31, 2024		$ 9,257				$ 9,257
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2024		30
Stockholders' Equity, Attributable to Noncontrolling Interest										$ 135
Accumulated other comprehensive income (loss)		$ (3,766)						$ (3,766)
Increase (Decrease) in Stockholders' Equity
Common stock, shares, Issued		378,600	378,597
Common stock held in treasury, at cost - 46.8 and 41.6 million shares as of December 31, 2024 and 2023, respectively		46,800			46,798

[1]	(a) Excludes redeemable interests' share.